CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, shares issued (in shares)	16,711,109	16,711,109
Common stock, shares outstanding (in shares)	539,591	539,591